Discontinued Operation	12 Months Ended
Dec. 31, 2024
Discontinued Operation [Abstract]
DISCONTINUED OPERATION

Note 3 - DISCONTINUED OPERATION

On December 10, 2024, the Company decided to sell the subsidiaries, Nanjing Lucun, based on a strategic plan. Purchasers have not yet been identified however these entities are ready for sale.

In accordance with the provisions of ASC 205-20, we determined that the results from operations assets and liabilities associated with Nanjing Lucun were to be excluded from our continuing operations and presented as a discontinued operation in our consolidated financial statements. As a result, we classified the results from operations of Nanjing Lucun separately in captions titled “discontinued operations” on our consolidated statements of operations and comprehensive income/(loss) for the current and prior year. Additionally, assets and liabilities associated with Nanjing Lucun as of December 31, 2023 were reclassified from certain amounts reported in prior years to present separately in captions titled “assets of discontinued operations – current”, “assets of discontinued operations – non-current”, “liabilities of discontinued operations – current” and “liabilities of discontinued operations – non-current” to conform to current year financial statement presentation.

The following is a summary of assets and liabilities as of December 31, 2024 and a reconciliation of assets and liabilities disclosed in the notes to financial statements that are presented as a discontinued operation on the consolidated balance sheet as of December 31, 2023:

	December 31,	December 31,
	2024	2023
ASSETS OF DISCONTINUED OPERATION
CURRENT ASSETS:
Cash and cash equivalents	$469	$51,393
Restricted cash	8,037	-
Inventories	-	5,502,404
Advances to suppliers, net	2,795,162	71,299,563
Prepayment and other current assets, net	3,497,724	61,147
Total current assets	6,301,392	76,914,507
NON - CURRENT ASSETS:
Property and equipment, net	6,512	370,616
Operating lease right-of-use assets	55,334	260,522
Deferred tax assets	6,247,083	6,245,291
Total non - current assets	6,308,929	6,876,429
TOTAL ASSETS	$12,610,321	$83,790,936

LIABILITIES OF DISCONTINUED OPERATION
CURRENT LIABILITIES:
Accounts payable	$2,640	$1,902,320
Accrued expenses and other payables	1,233,311	156,141
Advances from customers	4,537,799	26,424,582
Due to related parties	-	182,558
Deferred government grant, current	38,792	37,610
Operating lease liabilities, current	-	70,998
Income tax payable	659,919	670,481
Total current liabilities	6,472,461	29,444,690
NON - CURRENT LIABILITIES:
Operating lease liabilities, non-current	-	73,596
Deferred government grant, non-current	16,543	59,527
Total non - current liabilities	16,543	133,123
TOTAL LIABILITIES	$6,489,004	$29,577,813

The following is a reconciliation of the major classes of financial statement line items constituting net (loss)/income from discontinued operations from Nanjing Lucun, our discontinued operation, that is disclosed in the notes to the financial statements and presented in the consolidated statements of net (loss)/income for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022
Net revenues	$23,871,417	$24,148,914	$39,289,537
Cost of revenues	(23,443,331)	(22,672,758)	(34,967,113)
Gross profit	428,086	1,476,156	4,322,424
Operating expenses	(882,885)	(26,538,318)	(772,706)
Other income/(expenses).net	71,756	(70,220)	77,429
(Loss)/income before income tax	$(383,043)	$(25,132,382)	$3,627,147
Income tax expense	94,501	6,277,197	(906,787)
(Loss)/income from discontinued operation, net of income tax	$(288,542)	$(18,855,185)	$2,720,360